Derivatives and hedging activities (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair value of derivative instruments
Notional amount	SFr 33,606.2	SFr 51,055.1
Positive replacement value (PRV)	273.7	629.5
Negative replacement value (NRV)	SFr 278.5	632.4
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 33,533.0	50,980.3
Positive replacement value (PRV)	272.4	626.9
Negative replacement value (NRV)	277.4	630.7
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	28,811.5	44,019.6
Positive replacement value (PRV)	168.6	470.3
Negative replacement value (NRV)	161.4	461.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,229.5	11,940.2
Positive replacement value (PRV)	1.0	5.3
Negative replacement value (NRV)	1.2	5.6
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	16,737.7	26,379.0
Positive replacement value (PRV)	118.3	398.6
Negative replacement value (NRV)	112.8	391.9
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,856.0	3,582.9
Positive replacement value (PRV)	49.2	66.2
Negative replacement value (NRV)	47.4	63.9
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,789.9	1,528.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	198.4	589.1
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	3,119.4	4,603.4
Positive replacement value (PRV)	60.2	89.5
Negative replacement value (NRV)	70.8	102.3
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,498.4	2,132.9
Positive replacement value (PRV)	16.6	32.2
Negative replacement value (NRV)	16.9	33.4
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,050.7	1,430.9
Positive replacement value (PRV)	30.5	40.0
Negative replacement value (NRV)	40.8	51.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	534.8	1,008.4
Positive replacement value (PRV)	12.8	17.2
Negative replacement value (NRV)	12.8	17.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	22.5	23.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	13.0	7.9
Positive replacement value (PRV)	0.3	0.1
Negative replacement value (NRV)	0.3	0.2
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	831.9	1,287.5
Positive replacement value (PRV)	17.8	27.0
Negative replacement value (NRV)	17.3	26.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	722.5	947.6
Positive replacement value (PRV)	22.6	30.4
Negative replacement value (NRV)	25.7	31.0
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.3	4.2
Positive replacement value (PRV)	0.0	0.7
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	203.8	289.3
Positive replacement value (PRV)	5.1	6.2
Negative replacement value (NRV)	6.7	6.7
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	193.1	236.8
Positive replacement value (PRV)	8.4	10.8
Negative replacement value (NRV)	7.5	9.9
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	39.9	46.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	284.4	370.9
Positive replacement value (PRV)	9.1	12.7
Negative replacement value (NRV)	11.4	14.3
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	47.7	122.2
Positive replacement value (PRV)	3.2	9.7
Negative replacement value (NRV)	2.2	9.7
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.3	17.8
Positive replacement value (PRV)	0.1	0.9
Negative replacement value (NRV)	0.1	0.9
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	19.6	44.4
Positive replacement value (PRV)	2.6	6.7
Negative replacement value (NRV)	1.7	6.6
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.8	44.6
Positive replacement value (PRV)	0.4	1.7
Negative replacement value (NRV)	0.3	1.8
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.9	13.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.1	2.1
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.4
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	73.2	74.8
Positive replacement value (PRV)	1.3	2.6
Negative replacement value (NRV)	1.1	1.7
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	54.3	51.1
Positive replacement value (PRV)	1.3	2.6
Negative replacement value (NRV)	1.0	1.3
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	54.3	51.1
Positive replacement value (PRV)	1.3	2.6
Negative replacement value (NRV)	1.0	1.3
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	18.9	23.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.4
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	10.7	14.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.3
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.2	9.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	33,605.2	51,055.0
Positive replacement value (PRV)	273.9	629.8
Negative replacement value (NRV)	SFr 278.7	632.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 33,537.0	50,984.8
Positive replacement value (PRV)	272.7	627.3
Negative replacement value (NRV)	277.8	631.2
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	28,813.8	44,022.6
Positive replacement value (PRV)	168.7	470.4
Negative replacement value (NRV)	161.3	461.5
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,229.5	11,940.2
Positive replacement value (PRV)	1.0	5.3
Negative replacement value (NRV)	1.2	5.6
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	16,740.0	26,382.0
Positive replacement value (PRV)	118.4	398.7
Negative replacement value (NRV)	112.8	392.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,856.0	3,582.9
Positive replacement value (PRV)	49.2	66.2
Negative replacement value (NRV)	47.3	63.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,789.9	1,528.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	198.4	589.1
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.0	0.1
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	3,120.2	4,604.0
Positive replacement value (PRV)	60.2	89.5
Negative replacement value (NRV)	70.8	102.3
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,499.1	2,133.5
Positive replacement value (PRV)	16.6	32.2
Negative replacement value (NRV)	16.9	33.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,050.8	1,430.9
Positive replacement value (PRV)	30.5	40.0
Negative replacement value (NRV)	40.8	51.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	534.8	1,008.4
Positive replacement value (PRV)	12.8	17.2
Negative replacement value (NRV)	12.8	17.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	22.5	23.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	13.0	7.9
Positive replacement value (PRV)	0.3	0.1
Negative replacement value (NRV)	0.3	0.2
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	831.9	1,287.5
Positive replacement value (PRV)	17.8	27.0
Negative replacement value (NRV)	17.3	26.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	723.4	948.5
Positive replacement value (PRV)	22.8	30.7
Negative replacement value (NRV)	26.2	31.5
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	1.3	4.2
Positive replacement value (PRV)	0.0	0.7
Negative replacement value (NRV)	0.1	0.1
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	203.9	289.3
Positive replacement value (PRV)	5.0	6.2
Negative replacement value (NRV)	6.7	6.7
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	193.9	237.7
Positive replacement value (PRV)	8.7	11.1
Negative replacement value (NRV)	8.0	10.4
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	39.9	46.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	284.4	370.9
Positive replacement value (PRV)	9.1	12.7
Negative replacement value (NRV)	11.4	14.3
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	47.7	122.2
Positive replacement value (PRV)	3.2	9.7
Negative replacement value (NRV)	2.2	9.7
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	6.3	17.8
Positive replacement value (PRV)	0.1	0.9
Negative replacement value (NRV)	0.1	0.9
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	19.6	44.4
Positive replacement value (PRV)	2.6	6.7
Negative replacement value (NRV)	1.7	6.6
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.8	44.6
Positive replacement value (PRV)	0.4	1.7
Negative replacement value (NRV)	0.3	1.8
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.9	13.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.1	2.1
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.4
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	68.2	70.2
Positive replacement value (PRV)	1.2	2.5
Negative replacement value (NRV)	0.9	1.5
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	49.3	46.5
Positive replacement value (PRV)	1.2	2.5
Negative replacement value (NRV)	0.8	1.1
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	49.3	46.5
Positive replacement value (PRV)	1.2	2.5
Negative replacement value (NRV)	0.8	1.1
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	18.9	23.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.4
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	10.7	14.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.3
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	8.2	9.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0